UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               ---------------

Check here if Amendment / /; Amendment Number:
                                                ------------------------
   This Amendment (Check only one.):   / / is a restatement.
                                       / / adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    DBD Cayman Holdings, Ltd.
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Address: c/o The Carlyle Group
         ------------------------------
         1001 Pennsylvania Avenue, NW
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         Suite 220 S.
         ------------------------------
         Washington, DC  20004-2505
         ------------------------------

Form 13F File Number:  28- 14166
                           -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David M. Rubenstein
       ---------------------
Title: Ordinary Member
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Phone: 202-729-5626
       ---------------------

Signature, Place, and Date of Signing:
/s/ R. Rainey Hoffman as Attorney-         Washington, DC        August 15, 2011
in-Fact for David M. Rubenstein*           ---------------       ---------------
--------------------------------------
           Signature                         City, State              Date

*Signed pursuant to a Power Of Attorney dated February 11, 2011, included as an exhibit to this Form 13F-HR filed with the Securities and Exchange Commission by DBD Cayman Holdings, Ltd.

**DBD Cayman Holdings, Ltd. (the "Reporting Manager") does not serve as adviser to all of the owners of, or have formal investment discretion with respect to, the securities in the indicated row, but may be deemed to be part of a group of affiliated persons exercising investment discretion with respect to such securities. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules thereunder, or for any other purpose, that the Reporting Manager or any other manager with respect to the securities listed herein exercises investment discretion or is a member of, or is otherwise affiliated with, such a group with respect to such securities. Reference is made, where relevant, to reports filed under Sections 13(d), 13(g) and 16(a) of the Exchange Act for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any other manager with which it may share or be deemed to share investment discretion, and related entities. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Exchange Act, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities.


/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
 Form 13F File Number     Name

 28-
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                                  FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1
                                            ----------------

Form 13F Information Table Entry Total:     23
                                            ----------------

Form 13F Information Table Value Total:     $9,917,641
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                                              (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.          Form 13F File Number     Name

     1            28- 12429                Carlyle Investment Management L.L.C.
     ------           --------------       -------------------------------------

                          FORM 13-F INFORMATION TABLE

     COLUMN 1           COLUMN 2          COLUMN 3     COLUMN 4          COLUMN 5           COLUMN 6  COLUMN 7       COLUMN 8
                                                          VALUE     SHRS OR    SH/    PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
 NAME OF ISSUER         TITLE OF CLASS       CUSIP       (x$1000)   PRN AMT    PRN    CALL   DISCRETION MANAGERS SOLE  SHARED   NONE

     BankUnited  Inc        Com            06652K103     $200,859  7,568,158    SH       --     Shared-      1         7,568,158
                                                                                                Defined

     Boston Private Finl    Com            101119105     $48,896   7,431,022    SH       --     Shared-      1         7,431,022
     Hldgs In                                                                                   Defined

     Booz Allen Hamilton    Cl A           099502106     $15,288   800,000      SH       --     Shared-      1         800,000
     Hldg Cor                                                                                   Defined

     Central Pac Finl Corp  Com            154760409     $132,483  9,463,095    SH       --     Shared-      1         9,463,095
                                                                                                Defined

     Charter Communications Cl A           16117M305     $137,807  2,539,761    SH       --     Shared-      1         2,539,761
     Inc D                                                                                      Defined

     China Agritech Inc     Com            16937A200     $8,124    4,642,560    SH       --     Shared-      1         4,642,560
                                                                                                Defined

     China Recycling Energy Com            168913101     $16,426   8,131,746    SH       --     Shared-      1         8,131,746
     Corp                                                                                       Defined

     Cobalt Intl Energy Inc Com            19075F106     $612,229  44,917,790   SH       --     Shared-      1         44,917,790
                                                                                                Defined

     Complete Production    Com            20453E109     $51,486   1,543,343    SH       --     Shared-      1         1,543,343
     Services                                                                                   Defined

     Concord Med Svcs Hldgs Sponsored      206277105     $36,904   8,724,233    SH       --     Shared-      1         8,724,233
     Ltd                    ADR                                                                 Defined

     Freescale              SHS Old        G3727Q101     $3,606,957 196,136,895 SH       --     Shared-      1         196,136,895
     Semiconductor Hldg                                                                         Other**

     Hampton Roads          Com            409321106     $77,920   7,870,693    SH       --     Shared-      1         7,870,693
     Bankshares Inc                                                                             Defined

     Hertz Global Holdings  Com            42805T105     $93,688   5,899,719    SH       --     Shared-      1         5,899,719
     Inc                                                                                        Defined

     Kinder Morgan Inc. Del Com            49456B101     $1,710,801 59,547,572  SH       --     Shared-      1         59,547,572
                                                                                                Defined

     Lear Corp              Com            521865204     $53        1,000       SH       --     Shared-      1         1,000
                                                                                                Defined

     Lyondellbasell         SHS - A -      N53745100     $93,801    2,435,125   SH       --     Shared-      1         2,435,125
     Industries N                                                                               Defined

     Nielsen Holdings N V   Com            N63218106     $1,716,771 55,095,354  SH       --     Shared-      1         55,095,354
                                                                                                Defined

     Niska Gas Storage      Unit Ltd Liabi 654678101     $1,161,531 67,609,490  SH       --     Shared-      1         67,609,490
     Partners L                                                                                 Defined

     RTI Intl Metals Inc    Com            74973W107     $70,368    1,833,925   SH       --     Shared-      1         1,833,925
                                                                                                Defined

     Solutia Inc            Com            834376501     $54,726    2,395,000   SH       --     Shared-      1         2,395,000
                                                                                                Defined

     Superior Energy Svcs   Com            868157108     $33,981    914,934     SH       --     Shared-      1         914,934
     Inc                                                                                        Defined

     Weatherford            Reg Shs        H27013103     $18,750    1,000,000   SH       --     Shared-      1         1,000,000
     International Lt                                                                           Defined

     Willbros Group Inc     Com            969203108     $17,792    2,083,377   SH       --     Shared-      1         2,083,377
                                                                                                Defined
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

                                LIST OF EXHIBITS


EXHIBIT NO.     DESCRIPTION
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    99           Power of Attorney